Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 68,148,627	$ 70,651,797
Additions	625,410	5,683,676
Cancellations	(6,578,337)	0
Payments of principal	(7,979,972)	(10,709,421)
Accrued interest	5,398,964	4,800,153
Interest paid	(2,030,829)
Foreign exchange	5,600,265	(2,277,578)
Ending balance	$ 63,184,128	$ 68,148,627